Long-Term Investments (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Long-Term Investments
Invested amount		$ 2,900,000	¥ 20
Equity interests percentage		20.00%	20.00%
Equity investee’s net loss amount	$ 12,767
Loss of impairment	$ 2,959,443